SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 63.0%
	Banks — 4.2%
	Banks — 4.2%
	BNP Paribas SA	15,194	$ 1,442,585
	Citigroup, Inc.	18,874	2,202,407
	JPMorgan Chase & Co.	1,949	628,007
			4,272,999
	Capital Goods — 1.9%
	Aerospace & Defense — 0.7%
	L3Harris Technologies, Inc.	2,371	696,054
	Building Products — 0.6%
[a]	Builders FirstSource, Inc.	6,219	639,873
	Trading Companies & Distributors — 0.6%
	ITOCHU Corp.	50,000	631,841
			1,967,768
	Commercial & Professional Services — 0.2%
	Professional Services — 0.2%
	Teleperformance SE	2,904	211,046
			211,046
	Consumer Discretionary Distribution & Retail — 4.0%
	Broadline Retail — 3.7%
[a]	Amazon.com, Inc.	10,748	2,480,853
	B&M European Value Retail SA	163,416	371,827
[a]	MercadoLibre, Inc.	445	896,346
	Specialty Retail — 0.3%
	Home Depot, Inc.	801	275,624
			4,024,650
	Consumer Durables & Apparel — 0.2%
	Textiles, Apparel & Luxury Goods — 0.2%
	Kalyan Jewellers India Ltd.	34,357	185,280
			185,280
	Consumer Services — 2.0%
	Hotels, Restaurants & Leisure — 2.0%
	Galaxy Entertainment Group Ltd.	205,000	1,009,367
	Round One Corp.	143,400	1,023,888
			2,033,255
	Energy — 5.6%
	Energy Equipment & Services — 3.3%
	Liberty Energy, Inc. Class A	62,882	1,160,802
	SLB Ltd.	35,406	1,358,882
	Tenaris SA ADR	21,297	818,870
	Oil, Gas & Consumable Fuels — 2.3%
	Shell plc	42,255	1,562,988
	TotalEnergies SE	12,107	790,942
			5,692,484
	Financial Services — 5.1%
	Capital Markets — 2.4%
	Charles Schwab Corp.	10,362	1,035,267
	CME Group, Inc.	4,088	1,116,351
[a]	Roko AB	1,930	360,890
	Financial Services — 2.7%
	Mastercard, Inc. Class A	2,211	1,262,216
	Visa, Inc. Class A	4,166	1,461,058
			5,235,782
	Food, Beverage & Tobacco — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Beverages — 0.2%
	Varun Beverages Ltd.	33,300	$ 181,543
			181,543
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 1.1%
	Medtronic plc	11,804	1,133,892
			1,133,892
	Materials — 1.5%
	Chemicals — 0.7%
	Linde plc	1,675	714,203
	Metals & Mining — 0.8%
	Glencore plc	149,403	818,743
			1,532,946
	Media & Entertainment — 4.1%
	Interactive Media & Services — 4.1%
	Alphabet, Inc. Class A	7,060	2,209,780
	Meta Platforms, Inc. Class A	3,031	2,000,733
			4,210,513
	Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
	Life Sciences Tools & Services — 1.1%
[a]	ICON plc ADR	6,010	1,095,142
	Pharmaceuticals — 5.2%
	AstraZeneca plc	6,780	1,260,283
	Merck & Co., Inc.	5,273	555,036
	Novo Nordisk AS Class B	8,204	416,094
	Pfizer, Inc.	19,654	489,385
	Roche Holding AG	4,611	1,904,205
	Zoetis, Inc.	5,816	731,769
			6,451,914
	Real Estate Management & Development — 1.1%
	Real Estate Management & Development — 1.1%
	Colliers International Group, Inc.	7,439	1,093,398
			1,093,398
	Semiconductors & Semiconductor Equipment — 6.7%
	Semiconductors & Semiconductor Equipment — 6.7%
[a]	Advanced Micro Devices, Inc.	2,277	487,642
	ASML Holding NV	563	609,633
	Broadcom, Inc.	3,894	1,347,713
	NVIDIA Corp.	9,203	1,716,360
	Taiwan Semiconductor Manufacturing Co. Ltd.	54,792	2,702,936
			6,864,284
	Software & Services — 6.3%
	Information Technology Services — 1.0%
[a]	Shopify, Inc. Class A	6,334	1,019,584
	Software — 5.3%
	Constellation Software, Inc.	410	986,175
[a]	Lumine Group, Inc.	39,849	787,951
	Microsoft Corp.	2,909	1,406,850
	Open Text Corp.	40,349	1,314,051
	SAP SE	881	214,055
[a]	ServiceNow, Inc.	4,835	740,674
			6,469,340
	Technology Hardware & Equipment — 4.2%
	Electronic Equipment, Instruments & Components — 0.6%
	Keyence Corp.	1,719	621,805
	Technology Hardware, Storage & Peripherals — 3.6%
	Apple, Inc.	1,329	361,302

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Samsung Electronics Co. Ltd.	39,825	$ 3,337,928
			4,321,035
	Telecommunication Services — 7.1%
	Diversified Telecommunication Services — 7.1%
	AT&T, Inc.	54,682	1,358,301
	Orange SA	119,713	1,997,751
	Zegona Communications plc	208,813	3,926,501
			7,282,553
	Transportation — 1.2%
	Ground Transportation — 1.2%
	Canadian Pacific Kansas City Ltd.	16,986	1,250,679
			1,250,679
	Total Common Stock (Cost $41,340,698)		64,415,361
	Asset Backed Securities — 5.4%
	Auto Receivables — 1.5%
[b]	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A Class B, 7.70% due 2/15/2029	$ 250,000	256,331
[b]	CPS Auto Receivables Trust, Series 2022-A Class D, 2.84% due 4/16/2029	108,117	107,679
[b]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	200,000	202,690
[b]	Flagship Credit Auto Trust Series 2019-4 Class R, due 3/15/2027	5,000	310,071
[b]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	200,000	200,098
	Santander Drive Auto Receivables Trust,
	Series 2022-7 Class B, 5.95% due 1/17/2028	32,955	32,988
	Series 2024-3 Class B, 5.55% due 9/17/2029	200,000	202,054
[b]	SBNA Auto Receivables Trust, Series 2025-SF1 Class B, 5.12% due 3/17/2031	58,048	58,086
	Tricolor Auto Securitization Trust,
[b,c]	Series 2023-1A Class D, 8.56% due 7/15/2027	169,625	156,814
[b,c]	Series 2024-2A Class A, 6.36% due 12/15/2027	44,707	43,976
			1,570,787
	Credit Card — 0.2%
[b]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	200,000	199,386
			199,386
	Other Asset Backed — 3.0%
[b]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	32,387	32,432
[b]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	174,516	174,804
[b]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	81,358	78,392
	BHG Securitization Trust,
[b]	Series 2022-C Class B, 5.93% due 10/17/2035	67,863	68,069
[b]	Series 2023-A Class B, 6.35% due 4/17/2036	200,000	202,279
[b]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	196,209	197,816
[b]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	250,000	252,664
[b]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	199,347
[b,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	62,987	58,420
[b]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	72,760	72,853
[b,e]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	82,222
[b]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	283,698	270,204
	Marlette Funding Trust,
[b]	Series 2021-1A Class R, due 6/16/2031	1,200	11,195
[b]	Series 2021-2A Class R, due 9/15/2031	1,150	16,598
[b]	Series 2021-3A Class D, 2.53% due 12/15/2031	53,833	53,796
[b]	Series 2021-3A Class R, due 12/15/2031	1,200	17,068
[b]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	21,929	22,032
[b]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	1,150,000	74,767
	Oportun Issuance Trust,
[b]	Series 2024-2 Class A, 5.86% due 2/9/2032	196,254	196,294
[b]	Series 2025-A Class A, 5.01% due 2/8/2033	200,000	200,143
[b]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	49,568	49,492
[b]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	225,000	227,203
[b]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	198,121	198,844

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Upstart Securitization Trust,
[b]	Series 2023-2 Class B, 7.92% due 6/20/2033	$ 193,333	$ 194,274
[b]	Series 2023-3 Class A, 6.90% due 10/20/2033	95,018	95,198
			3,046,406
	Student Loan — 0.7%
[b]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	68,282	67,158
[b]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	215,733	204,682
[b]	SMB Private Education Loan Trust, Series 2020-A Class A2A, 2.23% due 9/15/2037	203,307	197,762
[b]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	231,940	204,212
			673,814
	Total Asset Backed Securities (Cost $5,319,100)		5,490,393
	Corporate Bonds — 8.3%
	Banks — 0.3%
	Banks — 0.3%
	Bank of New York Mellon Corp.,
[f,g]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	99,407
[f,g]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	200,000	196,964
			296,371
	Consumer Durables & Apparel — 0.5%
	Leisure Products — 0.2%
	Polaris, Inc., 5.60% due 3/1/2031	200,000	202,132
	Textiles, Apparel & Luxury Goods — 0.3%
	Under Armour, Inc., 3.25% due 6/15/2026	300,000	298,266
			500,398
	Energy — 1.2%
	Energy Equipment & Services — 0.3%
[b,d]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	344,855
	Oil, Gas & Consumable Fuels — 0.9%
	Ecopetrol SA,
[d]	7.75% due 2/1/2032	125,000	128,169
[d]	8.875% due 1/13/2033	117,000	124,971
[f,g]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	225,000	226,132
	Petroleos Mexicanos,
[d]	5.95% due 1/28/2031	120,000	116,114
[d]	7.69% due 1/23/2050	315,000	282,190
			1,222,431
	Equity Real Estate Investment Trusts (REITs) — 0.5%
	Diversified REITs — 0.5%
[b]	American Tower Trust #1, 3.652% due 3/15/2048	300,000	297,019
	SBA Tower Trust,
[b]	1.631% due 5/15/2051	200,000	195,678
[b]	6.599% due 11/15/2052	13,000	13,312
			506,009
	Financial Services — 1.8%
	Capital Markets — 1.1%
[b]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	250,000	360,186
[d]	Brookfield Asset Management Ltd., 4.653% due 11/15/2030	225,000	226,717
[b]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	257,547
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	246,383
	Financial Services — 0.7%
[b]	Antares Holdings LP, 6.50% due 2/8/2029	250,000	255,402
[b,f,g]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.61%) due 6/20/2026	250,000	246,320
[f,g]	Northern Trust Corp., Series D, 4.60% (TSFR3M + 3.46%) due 10/1/2026	250,000	249,133
			1,841,688
	Health Care Equipment & Services — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Providers & Services — 0.2%
[b]	Highmark, Inc., 1.45% due 5/10/2026	$ 250,000	$ 247,200
			247,200
	Materials — 0.6%
	Containers & Packaging — 0.4%
	AptarGroup, Inc., 4.75% due 3/30/2031	145,000	146,076
	Berry Global, Inc., 1.57% due 1/15/2026	275,000	274,601
	Metals & Mining — 0.2%
[b,d]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	200,652
			621,329
	Media & Entertainment — 0.5%
	Media — 0.5%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% due 8/15/2030	500,000	471,050
			471,050
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc., 4.75% due 12/12/2030	242,000	244,405
			244,405
	Software & Services — 0.4%
	Internet Software & Services — 0.3%
[b]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	312,689
	Software — 0.1%
[b]	GoTo Group, Inc., 5.50% due 5/1/2028	184,029	103,972
			416,661
	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
[b,d]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	250,000	262,428
			262,428
	Transportation — 0.5%
	Ground Transportation — 0.3%
[g]	BNSF Funding Trust I, 6.613% (SOFR 3 Month + 2.35%) due 12/15/2055	300,000	300,198
	Passenger Airlines — 0.2%
[b,d]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	210,626
			510,824
	Utilities — 1.3%
	Electric Utilities — 1.1%
	Black Hills Corp., 6.15% due 5/15/2034	250,000	268,280
[f,g]	Dominion Energy, Inc., Series C, 4.35% (5-Yr. CMT + 3.200%) due 1/15/2027	150,000	148,830
[d,g]	Emera, Inc., Series 16-A, 6.75% (SOFR 3 Month + 5.44%) due 6/15/2076	200,000	201,184
[b]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	275,000	275,577
[g]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.73%) due 1/15/2051	200,000	199,926
	Multi-Utilities — 0.2%
[b,d]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	263,188
			1,356,985
	Total Corporate Bonds (Cost $8,290,896)		8,497,779
	Other Government — 1.5%
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	500,000	298,766
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	1,000,000	169,224
[b]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	13,000,000	223,645
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	7,075,000	149,821
[d]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	89,322
[b]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	392,286
	U.K. Gilts (GBP), 1.625% due 10/22/2028	140,000	178,540
	Total Other Government (Cost $1,452,117)		1,501,604

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 8.3%
	U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/2051	$ 575,244	$ 310,587
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031	944,278	880,687
	1.125%, 1/15/2033	240,460	230,823
	1.75%, 1/15/2034	528,526	525,718
	2.125%, 4/15/2029	163,153	166,671
	U.S. Treasury Notes,
	1.75%, 8/15/2041	1,230,000	831,211
	2.00%, 11/15/2041	400,000	279,563
	4.00%, 2/15/2034	800,000	798,000
	4.25%, 11/15/2034	690,000	697,870
	4.375%, 5/15/2034	505,000	516,520
	4.50%, 11/15/2033	1,055,000	1,089,947
	4.75%, 2/15/2045 - 5/15/2055	1,145,000	1,138,840
	U.S. Treasury Strip Coupon, 8.297%, 11/15/2043	2,550,000	1,041,292
	Total U.S. Treasury Securities (Cost $8,420,061)		8,507,729
	U.S. Government Agencies — 0.2%
[f,g]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	200,000	200,804
	Total U.S. Government Agencies (Cost $200,796)		200,804
	Mortgage Backed — 9.9%
[b,g]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-A Class A1, 1.065% due 9/25/2065	210,299	191,270
[b,g]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	56,465
[b,g]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	250,000	246,771
[b]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	286,198
[b]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	226,981
[b,g]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2021-RPL4 Class A1, 4.15% due 12/27/2060	117,693	121,269
[b]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	227,006
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	221,457	196,011
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	33,282	32,423
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool SD1669, 2.50% due 1/1/2052	244,037	206,509
	Pool SD4175, 2.50% due 6/1/2052	973,486	828,096
	Pool SD8242, 3.00% due 9/1/2052	533,859	474,024
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	57,770	49,757
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	567,394	482,610
	Pool CB1388, 2.50% due 8/1/2051	480,887	409,925
	Pool CB2301, 3.00% due 12/1/2051	415,384	367,562
	Pool FM8761, 2.50% due 9/1/2051	351,349	297,406
	Pool FS6130, 2.50% due 7/1/2052	183,521	156,112
	Pool FS6157, 3.00% due 9/1/2052	900,726	800,191
	Pool MA4512, 2.50% due 1/1/2052	664,415	565,313
	Pool MA4548, 2.50% due 2/1/2052	479,175	407,554
	Pool MA4653, 3.00% due 7/1/2052	474,168	421,078
[b,g]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2021-CM2 Class A1, 2.352% due 8/25/2066	117,154	111,820
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	213,762	192,537
	Pool MA8098, 3.00% due 6/20/2052	278,669	250,793
[b,g]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	245,000	230,849
[b,g]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	155,116	132,636
[b,g]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	207,931	206,811
[g]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	293,973	290,464
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,g]	Series 2016-2A Class A1, 3.75% due 11/26/2035	113,111	110,162
[b,g]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	293,015	278,311
[b,g]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	215,745	217,908
[b]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	232,077
[b,g]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.015% (TSFR1M + 1.26%) due 5/15/2038	174,000	172,721
[b,g]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.339% (TSFR1M + 2.59%) due 4/15/2042	97,438	97,928

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	$ 250,000	$ 223,018
[b,g]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.657% due 7/25/2048	139,205	128,789
[b,g]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	234,459	210,617
	Total Mortgage Backed (Cost $9,877,825)		10,137,972
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[h]	Imagefirst Holdings LLC, 6.733% (SOFR + 3.00%) due 3/12/2032	199,500	199,376
			199,376
	Total Loan Participations (Cost $199,044)		199,376
	Short-Term Investments — 2.7%
[i]	Thornburg Capital Management Fund	270,540	2,705,402
	Total Short-Term Investments (Cost $2,705,402)		2,705,402
	Total Investments — 99.5% (Cost $77,805,939)		$101,656,420
	Other Assets Less Liabilities — 0.5%		522,733
	Net Assets — 100.0%		$102,179,153

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	2,862,000	1/30/2026	3,367,408	$ 14,031	$ —
Japanese Yen	MSC	Buy	351,500,000	1/30/2026	2,248,817	—	(82,949)

Total						$14,031	$(82,949)

Net unrealized appreciation (depreciation)							$(68,918)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanely & Co. Inc. ("MSC").

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $13,898,590, representing 13.60% of the Fund’s net assets.
c	Bond in default.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
h	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at December 31, 2025.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
ADR	American Depositary Receipt
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund	December 31, 2025 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$1,943,173	$6,314,074	$(5,551,845)	$-	$-	$2,705,402	$32,982